Fair Value Measurements (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	$ 123,705,686	$ 122,192,316
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	50,943,805	90,384,127
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	50,943,805	90,384,127
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	72,761,881	31,808,189
Rayonier Inc. Common Stock Fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	5,466,927	6,421,012
Rayonier Inc. Common Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	5,466,927	6,421,012
Rayonier Inc. Common Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Rayonier Inc. Common Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Mutual Funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	45,476,878	83,963,115
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	45,476,878	83,963,115
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	0	0
Pooled Separate Investment Accounts | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	7,575,799	10,917,670
Common Collective Trust Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	65,186,082	20,890,519
Stable Value | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	17,518,614	19,395,942
Small Cap Growth | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	1,286,262	1,494,577
Small Cap Value | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	1,832,611	0
Large Cap Value | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	2,855,978	0
Target Date Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	41,692,617	0
Large Cap Value | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	678	2,995,605
Mid Cap Index | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	4,785,896	4,692,214
Multi Sector Bond | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	2,655,105	3,229,851
Government Money Market | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 2 and 3)	$ 134,120	$ 0